(Loss)/Earnings Per Share - Summary Of Computation Of Earnings Per Share Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	$ 364	¥ 2,371	¥ (11,765)	¥ (42,614)
Add: Noncumulative dividends to Preferred Shares	162	1,059
Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	$ 526	¥ 3,430	¥ (11,765)	¥ (42,614)
Denominator:
Weighted average number of shares outstanding	28,282,187	28,282,187	14,972,760	14,972,760
Dilutive share options	7,561,986	7,561,986
Weighted average number of effect of convertible Preferred Shares	12,627,507	12,627,507
Weighted average ordinary shares issuable in connection with business combination	$ 46,307	¥ 46,307
Weighted average number of shares outstanding- diluted	48,517,987	48,517,987	14,972,760	14,972,760
(Loss)/earnings per share - diluted | (per share)	$ 0.01	¥ 0.07	¥ (0.79)	¥ (2.85)